Derivative Instruments (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2020
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

Net unrealized appreciation (depreciation) on futures and forward currency contracts at December 31, 2020 and 2019, by settlement currency type, denominated in U.S. Dollars, is detailed below:

	As of December 31,
	2020		2019
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$114,388	0.57%	$113,405	(29.23)%
Brazilian real	15,123	0.08	20	(0.01)
British pound	575,236	2.87	(137,801)	35.52
Canadian dollar	266,411	1.33	182,285	(46.99)
Euro	353,192	1.76	1,775,867	(457.77)
Hong Kong dollar	1,924,362	9.59	162,175	(41.80)
Japanese yen	(11,111)	(0.06)	(885,850)	228.35
Korean won	-	-	765,900	(197.43)
Malaysian ringgit	(3,157)	(0.02)	(29,911)	7.71
Norwegian krone	172,312	0.86	(423,000)	109.04
Polish zloty	35,226	0.18	264,515	(68.18)
Singapore dollar	14,315	0.07	2,740	(0.71)
South African rand	(3,522)	(0.02)	87,305	(22.50)
Swedish krona	(228,598)	(1.14)	112,125	(28.90)
Taiwan dollar	23,145	0.12	(4,145)	1.07
Thai baht	(5,437)	(0.03)	(3,188)	0.82
U.S. dollar	16,816,348	83.84	(2,370,383)	611.01

Total	$20,058,233	100.00%	$(387,941)	100.00%

Schedule of fair value of futures and forward currency contracts

The following table presents the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2020 and 2019. Fair value, below, is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2020

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$951,320	$(131,565)	$854,540	$(263,050)	$1,411,245
Grains	3,318,296	(300)	-	(347,625)	2,970,371
Interest rates	2,550,872	(463,081)	-	(25,918)	2,061,873
Livestock	-	-	1,910	(14,670)	(12,760)
Metals	7,202,141	(949,128)	737,287	(1,874,641)	5,115,659
Softs	346,947	(952)	2,090	(117,760)	230,325
Stock indices	5,173,445	(605,768)	795,375	(22,290)	5,340,762
Total futures contracts	19,543,021	(2,150,794)	2,391,202	(2,665,954)	17,117,475

Forward currency contracts	14,163,798	(2,977,096)	3,203,228	(11,449,172)	2,940,758

Total futures and forward currency contracts	$33,706,819	$(5,127,890)	$5,594,430	$(14,115,126)	$20,058,233

Fair Value of Futures and Forward Currency Contracts at December 31, 2019

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$1,656,534	$(615,478)	$454,900	$(7,740)	$1,488,216
Grains	108,438	(11,390)	27,625	(1,081,050)	(956,377)
Interest rates	100,513	(362,761)	2,831,719	(581,401)	1,988,070
Livestock	220	(780)	-	-	(560)
Metals	3,111,912	(1,261,081)	1,384,686	(1,816,881)	1,418,636
Softs	85,545	(7,010)	51,203	(141,409)	(11,671)
Stock indices	1,842,192	(1,507,335)	1,346,994	(177,677)	1,504,174
Total futures contracts	6,905,354	(3,765,835)	6,097,127	(3,806,158)	5,430,488

Forward currency contracts	16,640,916	(2,649,519)	2,433,081	(22,242,907)	(5,818,429)

Total futures and forward currency contracts	$23,546,270	$(6,415,354)	$8,530,208	$(26,049,065)	$(387,941)

Schedule of trading gains (losses) of futures and forward currency contracts

The effect of trading futures and forward currency contracts is presented on the Statements of Operations for the years ended December 31, 2020 and 2019 as “Net realized gains on closed positions: Futures and forward currency contracts” and “Net change in unrealized: Futures and forward currency contracts.” These trading gains and losses are detailed below:

Trading gains (losses) of futures and forward currency contracts for the years ended December 31, 2020 and 2019

Sector	2020	2019

Futures contracts:
Energies	$19,671,270	$(18,872,478)
Grains	6,792,979	5,709,589
Interest rates	(31,940,798)	38,105,109
Livestock	1,908,210	(130,000)
Metals	3,326,401	(689,005)
Softs	(2,098,002)	(2,319,947)
Stock indices	(120,979,734)	50,352,316

Total futures contracts	(123,319,674)	72,155,584

Forward currency contracts	29,418,953	(14,880,282)

Total futures and forward currency contracts	$(93,900,721)	$57,275,302

Schedule of monthly average future and forward currency contracts

For the years ended December 31, 2020 and 2019, the monthly average number of future contracts bought and sold and the monthly average notional value of forward currency contracts traded are detailed below:

	2020	2019

Average bought	103,440	87,028
Average sold	100,852	88,251
Average notional	$7,540,000,000	$9,596,000,000

Schedule of offsetting Derivative Assets And Liabilities

The following tables summarize the valuation of the Partnership’s investments as of December 31, 2020 and 2019.

Offsetting of derivative assets and liabilities at December 31, 2020

			Net amounts of
		Gross amounts offset in the	assets presented in the
	Gross amounts of	Statement of	Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$7,424,604	$(845,191)	$6,579,413
Counterparty J	2,079,575	(195,917)	1,883,658
Counterparty L	12,430,044	(3,775,640)	8,654,404
Total futures contracts	21,934,223	(4,816,748)	17,117,475

Forward currency contracts
Counterparty G	8,394,326	(5,328,316)	3,066,010

Total assets	$30,328,549	$(10,145,064)	$20,183,485

			Net amounts of
		Gross amounts offset in the	liabilities presented in the
	Gross amounts of	Statement of	Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty K	$9,097,952	$(8,972,700)	$125,252

Total liabilities	$9,097,952	$(8,972,700)	$125,252

(Continued)

	Net amounts of
	Assets presented in the	Amounts Not Offset in the Statement
	Statement	of Financial Condition
	of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$6,579,413	$-	$(6,579,413)	$-
Counterparty J	1,883,658	-	(1,883,658)	-
Counterparty L	8,654,404	-	(8,654,404)	-
Counterparty G	3,066,010	-	-	3,066,010
Total	$20,183,485	$-	$(17,117,475)	$3,066,010

	Net amounts of
	Liabilities presented in the	Amounts Not Offset in the Statement
	Statement	of Financial Condition
	of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty K	$125,252	-	$(125,252)	-
Total	$125,252	$-	$(125,252)	-

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2020.
(4)	Net amount represents the amounts owed by the Master Fund to each counterparty as of December 31, 2020.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2019

			Net amounts of
		Gross amounts offset in the	assets presented in the
	Gross amounts of	Statement of	Statement of
Assets	recognized assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$3,717,018	$(1,875,962)	$1,841,056
Counterparty I	8,233,113	(4,958,504)	3,274,609
Counterparty J	1,052,350	(737,527)	314,823

Total assets	$13,002,481	$(7,571,993)	$5,430,488

			Net amounts of
		Gross amounts offset in the	liabilities presented in the
	Gross amounts of	Statement of	Statement of
Liabilities	recognized liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty G	$13,703,550	$(9,104,039)	$4,599,511
Counterparty K	11,188,876	(9,969,958)	1,218,918

Total liabilities	$24,892,426	$(19,073,997)	$5,818,429

(Continued)

	Net amounts of
	Assets presented in the	Amounts Not Offset in the Statement
	Statement	of Financial Condition
	of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$1,841,056	$-	$(1,841,056)	$-
Counterparty I	3,274,609	-	(3,274,609)	-
Counterparty J	314,823	-	(314,823)	-
Total	$5,430,488	$-	$(5,430,488)	$-

	Net amounts of
	Liabilities presented in the	Amounts Not Offset in the Statement
	Statement	of Financial Condition
	of Financial	Financial	Collateral
Counterparty	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty G	$4,599,511	$-	$(4,599,511)	$-
Counterparty K	1,218,918	-	(1,218,918)	-
Total	$5,818,429	$-	$(5,818,429)	$-

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
(4)	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2019.

(Concluded)